Property, plant and equipment - Property, Plant and Equipment and Right of Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Amount beginning of the year	€ 650,201
Amount end of the year	806,563	€ 650,201
Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	481,876	339,559
Acquisition through business combination		5,766
Capital expenditure/Additions	218,589	189,866
Disposals	712	5,941
Depreciation	64,959	54,018
Reclassification	(115)	(22)
Translation differences and other	(5,130)	6,666
Amount end of the year	629,546	481,876
Right-of use assets
Property, plant and equipment
Amount beginning of the year	168,325	145,038
Recognition of right-of-use asset	33,902	38,699
Acquisition through business combination		4,278
Disposals	4,074
Depreciation	21,075	18,659
Reclassification	115	22
Translation differences and other	(178)	(1,053)
Amount end of the year	177,017	168,325
Gross/Acquisition and manufacturing costs | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	692,071	499,410
Amount end of the year	901,020	692,071
Gross/Acquisition and manufacturing costs | Right-of use assets
Property, plant and equipment
Amount beginning of the year	228,739	186,676
Amount end of the year	255,853	228,739
Depreciation, amortization and impairments | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	(210,195)	(159,851)
Amount end of the year	(271,474)	(210,195)
Depreciation, amortization and impairments | Right-of use assets
Property, plant and equipment
Amount beginning of the year	(60,414)	(41,638)
Amount end of the year	(78,836)	(60,414)
Buildings and leasehold improvements | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	197,648	173,208
Acquisition through business combination		2,594
Capital expenditure/Additions	17,905	23,280
Disposals	521	3,529
Depreciation	17,509	15,271
Reclassification	20,018	13,009
Translation differences and other	(2,570)	4,357
Amount end of the year	214,971	197,648
Buildings and leasehold improvements | Right-of use assets
Property, plant and equipment
Amount beginning of the year	166,955	141,880
Recognition of right-of-use asset	32,663	38,393
Acquisition through business combination		3,940
Disposals	3,963
Depreciation	19,998	17,855
Reclassification	(1,014)	1,524
Translation differences and other	(180)	(927)
Amount end of the year	174,463	166,955
Buildings and leasehold improvements | Gross/Acquisition and manufacturing costs | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	240,328	200,865
Amount end of the year	274,335	240,328
Buildings and leasehold improvements | Gross/Acquisition and manufacturing costs | Right-of use assets
Property, plant and equipment
Amount beginning of the year	222,734	177,602
Amount end of the year	249,853	222,734
Buildings and leasehold improvements | Depreciation, amortization and impairments | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	(42,680)	(27,657)
Amount end of the year	(59,365)	(42,680)
Buildings and leasehold improvements | Depreciation, amortization and impairments | Right-of use assets
Property, plant and equipment
Amount beginning of the year	(55,779)	(35,722)
Amount end of the year	(75,390)	(55,779)
Plant, machinery and equipment | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	148,843	111,017
Acquisition through business combination		3,309
Capital expenditure/Additions	42,863	59,305
Disposals	99	1,538
Depreciation	36,478	29,915
Reclassification	14,384	5,345
Translation differences and other	(948)	1,320
Amount end of the year	168,565	148,843
Plant, machinery and equipment | Right-of use assets
Property, plant and equipment
Amount beginning of the year	786	2,693
Recognition of right-of-use asset	533	306
Disposals	100
Depreciation	684	575
Reclassification	1,029	(1,512)
Translation differences and other		(126)
Amount end of the year	1,565	786
Plant, machinery and equipment | Gross/Acquisition and manufacturing costs | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	285,248	219,534
Amount end of the year	339,277	285,248
Plant, machinery and equipment | Gross/Acquisition and manufacturing costs | Right-of use assets
Property, plant and equipment
Amount beginning of the year	4,688	8,077
Amount end of the year	4,251	4,688
Plant, machinery and equipment | Depreciation, amortization and impairments | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	(136,405)	(108,517)
Amount end of the year	(170,713)	(136,405)
Plant, machinery and equipment | Depreciation, amortization and impairments | Right-of use assets
Property, plant and equipment
Amount beginning of the year	(3,902)	(5,384)
Amount end of the year	(2,686)	(3,902)
Furniture and fixtures | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	19,004	14,984
Acquisition through business combination		(231)
Capital expenditure/Additions	12,087	11,663
Disposals	92	12
Depreciation	10,972	8,832
Reclassification	408	1,326
Translation differences and other	(69)	106
Amount end of the year	20,365	19,004
Furniture and fixtures | Right-of use assets
Property, plant and equipment
Amount beginning of the year	584	465
Recognition of right-of-use asset	706
Acquisition through business combination		338
Disposals	11
Depreciation	393	229
Reclassification	100	10
Translation differences and other	2
Amount end of the year	989	584
Furniture and fixtures | Gross/Acquisition and manufacturing costs | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	50,114	38,661
Amount end of the year	61,763	50,114
Furniture and fixtures | Gross/Acquisition and manufacturing costs | Right-of use assets
Property, plant and equipment
Amount beginning of the year	1,317	997
Amount end of the year	1,749	1,317
Furniture and fixtures | Depreciation, amortization and impairments | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	(31,110)	(23,677)
Amount end of the year	(41,397)	(31,110)
Furniture and fixtures | Depreciation, amortization and impairments | Right-of use assets
Property, plant and equipment
Amount beginning of the year	(733)	(532)
Amount end of the year	(760)	(733)
Assets under construction | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	116,381	40,350
Acquisition through business combination		94
Capital expenditure/Additions	145,733	95,618
Disposals		862
Reclassification	(34,925)	(19,702)
Translation differences and other	(1,544)	883
Amount end of the year	225,645	116,381
Assets under construction | Gross/Acquisition and manufacturing costs | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	116,381	40,350
Amount end of the year	€ 225,645	€ 116,381